Derivative instruments and hedging activities - Written Credit Derivatives and Purchased Credit Protection (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	¥ 210	[1]	¥ 562	[1]
Maximum potential payout / Notional	24,659		20,159
Notional Purchased credit protection	22,431		18,692
Credit default indices [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	(16)	[1]	124	[1]
Maximum potential payout / Notional	12,722		10,738
Notional Purchased credit protection	11,592		9,334
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	230	[1]	223	[1]
Maximum potential payout / Notional	2,586		3,298
Notional Purchased credit protection	1,710		2,138
Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	0	[1]	(1)	[1]
Maximum potential payout / Notional	51		781
Notional Purchased credit protection	42		651
Total [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	424	[1]	908	[1]
Maximum potential payout / Notional	40,018		34,976
Notional Purchased credit protection	35,775		30,815
Less than 1 year [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	4,575		2,902
Less than 1 year [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,482		1,667
Less than 1 year [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	666		1,084
Less than 1 year [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional			0
Less than 1 year [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	6,723		5,653
1 to 3 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	7,961		6,750
1 to 3 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	3,555		2,089
1 to 3 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,112		1,201
1 to 3 years [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	12,628		10,040
3 to 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	9,877		8,510
3 to 5 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	6,815		5,807
3 to 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	215		441
3 to 5 years [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	27		439
3 to 5 years [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	16,934		15,197
More than 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	2,246		1,997
More than 5 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	870		1,175
More than 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	593		572
More than 5 years [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	24		342
More than 5 years [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	¥ 3,733		¥ 4,086

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.